FINANCIAL INCOME AND EXPENSES (Details) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Financial income
Interest income	$ 18,377,685	$ 25,791,172	$ 32,388,801
Ipiranga purchase warranty restatement	39,511	47,032	39,509
From PIS credit and COFINS	8,986,697		2,054,586
Other financial income	1,556,025	5,557,963	5,239,514
Total	28,959,918	31,396,167	39,722,410
Financial expenses
Bond interest	(51,829,876)	(53,148,503)	(51,863,601)
Bank loan interest	(7,398,612)	(4,510,379)	(1,782,972)
Lease interest	(3,277,261)	(2,616,945)	(2,092,868)
Other financial costs	(7,908,134)	(5,012,525)	(3,808,512)
Total	$ (70,413,883)	$ (65,288,352)	$ (59,547,953)